Lease (Tables)	12 Months Ended
Dec. 31, 2025
Lease
Schedule of components of lease expenses

(a)	The components of lease expenses were as follows:

	For the year ended December 31,
	2023	2024	2025
	(in thousands)
Lease cost:
Amortization of right-of-use assets	1,103	588	526
Interest of lease liabilities	62	56	40
Expenses for short-term lease within 12 months	1,075	1,084	1,014
Total lease cost	2,240	1,728	1,580

Supplemental cash flow information related to leases

(b)	Supplemental cash flow information related to leases was as follows:

	For the year ended December 31,
	2023	2024	2025
	(in thousands)
Cash paid for amounts included in the measurement of lease
Operating cash flows from operating leases	1,050	773	838
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	2,213	—	1,626
Lease liability settled through termination of lease:
Operating leases	627	875	—
Right-of-use assets disposed through termination of lease:
Operating leases	704	875	—

Schedule of weighted average lease terms and discount rate

(c)	Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2023	2024	2025
Weighted-average remaining lease term
Operating leases	21.00 months	2.00 months	24.00 months
Weighted-average discount rate
Operating leases	4% per annum	4% per annum	3% per annum

Schedule of maturities of lease liabilities

(d)	Maturities of lease liabilities were as follows:

As of December 31,
2025
(in thousands)
Year Ending December 31,
2026	566
2027	566
Total undiscounted lease payments	1,132
Less: imputed interest	32
Total lease liabilities	1,100
Amounts due within 12 months	542
Non-current lease liability	558